Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 1,620,000,000	$ 1,625,000,000
Goodwill impairment	$ 0	$ 0	$ 0